Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Sep. 30, 2015	Dec. 31, 2015	Mar. 31, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025
Dow 2x Strategy Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name																																									Dow 2x Strategy Fund (Class A)‡
Accumulated Value	$ 9,525	$ 10,905	$ 11,230	$ 11,581	$ 12,124	$ 14,187	$ 15,552	$ 16,639	$ 18,365	$ 22,393	$ 21,056	$ 21,259	$ 25,221	$ 19,294	$ 23,717	$ 24,861	$ 25,337	$ 28,452	$ 15,278	$ 20,667	$ 23,883	$ 29,002	$ 33,642	$ 36,790	$ 35,367	$ 40,703	$ 37,007	$ 28,843	$ 24,883	$ 32,622	$ 32,480	$ 34,352	$ 32,224	$ 40,272	$ 44,386	$ 42,311	$ 48,825	$ 48,555	$ 46,650	$ 50,082	$ 54,801
Dow 2x Strategy Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name																																									Dow 2x Strategy Fund (Class C)
Accumulated Value	10,000	11,427	11,744	12,091	12,633	14,755	16,147	17,242	18,998	23,122	21,703	21,871	25,899	19,776	24,265	25,387	25,825	28,947	15,516	20,948	24,162	29,286	33,913	37,016	35,518	40,791	37,018	28,799	24,796	32,449	32,259	34,054	31,888	39,778	43,757	41,632	47,951	47,599	45,649	48,912	$ 53,422
Dow 2x Strategy Fund | Class H
Account Value [Line Items]
Line Graph and Table Measure Name																																									Dow 2x Strategy Fund (Class H)
Accumulated Value	10,000	11,451	11,791	12,158	12,727	14,892	16,330	17,472	19,282	23,511	22,106	22,319	26,476	20,256	24,900	26,100	26,596	29,870	16,042	21,693	25,070	30,446	35,317	38,620	37,128	42,730	38,847	30,278	26,117	34,243	34,090	36,050	33,814	42,261	46,576	44,398	51,232	50,948	48,946	52,544	$ 57,493
Inverse Dow 2x Strategy Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name																																									Inverse Dow 2x Strategy Fund (Class A)‡
Accumulated Value	9,525	8,031	7,453	7,054	6,613	5,557	5,011	4,629	4,160	3,381	3,430	3,328	2,782	3,438	2,748	2,589	2,490	2,195	2,810	1,823	1,520	1,207	1,010	903	917	775	823	997	1,118	823	820	777	835	671	614	648	560	561	580	511	$ 469
Inverse Dow 2x Strategy Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name																																									Inverse Dow 2x Strategy Fund (Class C)
Accumulated Value	10,000	8,417	7,800	7,366	6,896	5,787	5,209	4,807	4,308	3,495	3,535	3,424	2,856	3,522	2,807	2,640	2,536	2,231	2,853	1,848	1,538	1,219	1,018	908	920	776	823	995	1,114	819	814	770	825	663	605	637	550	550	567	499	$ 456
Inverse Dow 2x Strategy Fund | Class H
Account Value [Line Items]
Line Graph and Table Measure Name																																									Inverse Dow 2x Strategy Fund (Class H)
Accumulated Value	10,000	8,439	7,825	7,404	6,945	5,840	5,265	4,865	4,370	3,553	3,603	3,496	2,921	3,609	2,883	2,717	2,616	2,307	2,951	1,915	1,597	1,269	1,061	949	963	813	864	1,047	1,173	864	861	816	876	705	644	680	588	589	608	537	$ 492
NASDAQ-100 2x Strategy Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name																																									NASDAQ-100® 2x Strategy Fund (Class A)‡
Accumulated Value	9,525	11,416	10,744	10,353	12,560	12,447	15,494	16,613	18,496	21,028	21,832	24,690	28,702	19,093	25,579	27,276	27,400	34,501	25,384	41,792	51,770	64,922	65,846	80,639	81,589	99,515	80,153	46,244	40,914	39,233	55,520	72,049	66,265	84,797	97,688	111,259	112,146	120,317	98,713	130,772	$ 152,236
NASDAQ-100 2x Strategy Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name																																									NASDAQ-100® 2x Strategy Fund (Class C)
Accumulated Value	10,000	11,962	11,237	10,808	13,087	12,944	16,083	17,208	19,124	21,699	22,486	25,383	29,453	19,552	26,148	27,830	27,906	35,070	25,756	42,323	52,329	65,485	66,301	81,045	81,843	99,535	80,023	46,083	40,692	38,947	55,013	71,259	65,414	83,554	96,080	109,225	109,888	117,680	96,374	127,437	$ 148,072
NASDAQ-100 2x Strategy Fund | Class H
Account Value [Line Items]
Line Graph and Table Measure Name																																									NASDAQ-100® 2x Strategy Fund (Class H)
Accumulated Value	10,000	11,985	11,280	10,870	13,187	13,067	16,268	17,438	19,413	22,071	22,914	25,913	30,126	20,040	26,848	28,628	28,761	36,211	26,644	43,865	54,338	68,142	69,115	84,644	85,639	104,456	84,134	48,542	42,947	41,182	58,280	75,630	69,559	89,014	102,549	116,795	117,724	126,300	103,623	137,276	$ 159,806
Inverse NASDAQ-100 2x Strategy Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name																																									Inverse NASDAQ-100® 2x Strategy Fund (Class A)‡
Accumulated Value	9,526	7,630	7,649	7,664	6,178	6,105	4,844	4,430	3,919	3,401	3,092	2,657	2,255	3,076	2,224	2,035	1,960	1,537	1,524	831	619	465	427	336	324	254	283	422	442	419	284	215	232	180	155	135	129	118	139	93	$ 80
Inverse NASDAQ-100 2x Strategy Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name																																									Inverse NASDAQ-100® 2x Strategy Fund (Class C)
Accumulated Value	10,000	8,013	8,013	8,024	6,473	6,389	5,061	4,621	4,083	3,536	3,209	2,753	2,332	3,174	2,291	2,094	2,013	1,576	1,561	850	632	473	435	341	328	256	285	425	444	420	284	215	232	179	154	134	128	117	137	92	$ 79
Inverse NASDAQ-100 2x Strategy Fund | Class H
Account Value [Line Items]
Line Graph and Table Measure Name																																									Inverse NASDAQ-100® 2x Strategy Fund (Class H)
Accumulated Value	10,000	7,999	8,025	8,046	6,490	6,418	5,093	4,658	4,120	3,576	3,251	2,793	2,370	3,229	2,335	2,138	2,059	1,613	1,600	873	651	488	449	353	341	267	297	444	465	440	299	226	244	189	163	142	135	124	146	98	$ 84
Russell 2000 2x Strategy Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 2000® 2x Strategy Fund (Class A)‡
Accumulated Value	9,525	10,086	9,594	10,180	11,955	13,962	14,481	15,032	16,597	17,536	17,184	19,685	20,857	12,867	16,597	17,004	15,897	18,939	8,138	12,039	13,031	22,047	27,349	29,297	26,427	27,077	22,561	14,952	13,925	15,196	15,591	16,832	14,800	18,638	20,046	18,292	21,173	20,692	16,507	18,624	$ 22,950
Russell 2000 2x Strategy Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 2000® 2x Strategy Fund (Class C)
Accumulated Value	10,000	10,567	10,034	10,626	12,459	14,523	15,034	15,576	17,165	18,103	17,708	20,248	21,416	13,185	16,976	17,360	16,198	19,265	8,262	12,200	13,180	22,256	27,560	29,467	26,531	27,128	22,563	14,925	13,873	15,110	15,474	16,676	14,635	18,396	19,749	17,987	20,781	20,271	16,142	18,177	$ 22,358
Russell 2000 2x Strategy Fund | Class H
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 2000® 2x Strategy Fund (Class H)
Accumulated Value	10,000	10,588	10,072	10,687	12,548	14,653	15,196	15,773	17,416	18,398	18,022	20,632	21,852	13,476	17,374	17,790	16,623	19,796	8,504	12,577	13,611	23,027	28,562	30,595	27,598	28,276	23,558	15,612	14,537	15,859	16,267	17,556	15,434	19,434	20,897	19,064	22,062	21,551	17,189	19,391	$ 23,891
Inverse Russell 2000 2x Strategy Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name																																									Inverse Russell 2000® 2x Strategy Fund (Class A)‡
Accumulated Value	9,524	8,609	8,481	7,632	6,308	5,211	4,889	4,607	4,093	3,823	3,757	3,222	3,010	4,549	3,430	3,267	3,378	2,789	4,350	2,319	2,026	1,119	828	739	780	719	794	1,073	1,082	922	865	786	888	677	614	666	551	544	663	536	$ 425
Inverse Russell 2000 2x Strategy Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name																																									Inverse Russell 2000® 2x Strategy Fund (Class C)
Accumulated Value	10,000	9,019	8,870	7,967	6,571	5,420	5,076	4,776	4,235	3,949	3,874	3,315	3,092	4,663	3,510	3,337	3,443	2,837	4,417	2,351	2,049	1,129	834	743	783	720	793	1,071	1,077	916	859	778	878	668	605	655	540	533	648	523	$ 414
Inverse Russell 2000 2x Strategy Fund | Class H
Account Value [Line Items]
Line Graph and Table Measure Name																																									Inverse Russell 2000® 2x Strategy Fund (Class H)
Accumulated Value	10,000	9,043	8,904	8,010	6,617	5,469	5,130	4,835	4,296	4,013	3,944	3,380	3,159	4,774	3,599	3,426	3,540	2,923	4,556	2,427	2,118	1,168	863	769	810	746	822	1,113	1,120	954	895	813	919	700	636	688	570	564	686	555	$ 439
S&P 500 2x Strategy Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500® 2x Strategy Fund (Class A)‡
Accumulated Value	9,525	10,792	10,922	11,332	12,106	12,926	14,412	15,184	16,410	18,487	17,859	18,831	21,574	15,705	19,957	21,372	21,714	25,490	15,014	21,122	24,735	30,667	34,149	39,870	39,944	48,686	43,571	29,810	26,329	29,546	33,312	38,518	35,224	42,903	51,241	54,479	59,450	60,939	54,522	64,459	$ 73,849
S&P 500 2x Strategy Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500® 2x Strategy Fund (Class C)
Accumulated Value	10,000	11,306	11,422	11,829	12,613	13,443	14,959	15,731	16,970	19,082	18,399	19,365	22,144	16,088	20,407	21,812	22,119	25,917	15,238	21,396	25,009	30,948	34,401	40,089	40,087	48,761	43,559	29,745	26,219	29,372	33,055	38,149	34,821	42,332	50,467	53,556	58,332	59,683	53,303	62,896	$ 71,923
S&P 500 2x Strategy Fund | Class H
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500® 2x Strategy Fund (Class H)
Accumulated Value	10,000	11,328	11,464	11,893	12,707	13,567	15,124	15,934	17,221	19,402	18,742	19,763	22,642	16,480	20,941	22,426	22,785	26,746	15,754	22,161	25,955	32,178	35,831	41,834	41,911	51,084	45,717	31,277	27,624	30,999	34,951	40,411	36,955	45,012	53,757	57,157	62,369	63,928	57,194	67,614	$ 77,463
Inverse S&P 500 2x Strategy Fund | Class A
Account Value [Line Items]
Line Graph and Table Measure Name																																									Inverse S&P 500® 2x Strategy Fund (Class A)‡
Accumulated Value	9,526	8,145	7,730	7,246	6,654	6,137	5,440	5,118	4,694	4,142	4,124	3,845	3,335	4,324	3,348	3,094	2,982	2,515	3,092	1,967	1,619	1,256	1,090	915	892	710	751	1,007	1,088	918	801	693	761	625	526	497	452	440	485	378	$ 331
Inverse S&P 500 2x Strategy Fund | Class C
Account Value [Line Items]
Line Graph and Table Measure Name																																									Inverse S&P 500® 2x Strategy Fund (Class C)
Accumulated Value	10,000	8,528	8,080	7,555	6,926	6,374	5,639	5,296	4,847	4,267	4,242	3,947	3,417	4,423	3,419	3,154	3,034	2,555	3,135	1,991	1,635	1,266	1,097	919	894	710	750	1,003	1,083	912	794	685	751	616	517	488	443	430	473	369	$ 322
Inverse S&P 500 2x Strategy Fund | Class H
Account Value [Line Items]
Line Graph and Table Measure Name																																									Inverse S&P 500® 2x Strategy Fund (Class H)
Accumulated Value	10,000	8,551	8,121	7,606	6,987	6,442	5,711	5,372	4,927	4,346	4,327	4,035	3,499	4,538	3,514	3,248	3,129	2,639	3,246	2,065	1,699	1,318	1,145	960	937	746	790	1,058	1,144	965	842	728	799	657	552	522	475	464	512	399	$ 350
Dow 2x Strategy Fund | Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,704	10,849	11,115	11,543	11,984	12,711	13,104	13,691	14,601	14,490	14,988	16,143	13,961	15,866	16,549	16,830	18,356	14,759	17,791	19,380	21,734	23,076	25,049	25,194	27,973	26,686	22,389	21,296	22,907	24,624	26,776	25,900	28,928	31,982	33,352	35,315	36,166	34,621	38,409	$ 41,530
Dow 2x Strategy Fund | Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,704	10,849	11,115	11,543	11,984	12,711	13,104	13,691	14,601	14,490	14,988	16,143	13,961	15,866	16,549	16,830	18,356	14,759	17,791	19,380	21,734	23,076	25,049	25,194	27,973	26,686	22,389	21,296	22,907	24,624	26,776	25,900	28,928	31,982	33,352	35,315	36,166	34,621	38,409	$ 41,530
Dow 2x Strategy Fund | Class H | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,704	10,849	11,115	11,543	11,984	12,711	13,104	13,691	14,601	14,490	14,988	16,143	13,961	15,866	16,549	16,830	18,356	14,759	17,791	19,380	21,734	23,076	25,049	25,194	27,973	26,686	22,389	21,296	22,907	24,624	26,776	25,900	28,928	31,982	33,352	35,315	36,166	34,621	38,409	$ 41,530
Inverse Dow 2x Strategy Fund | Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,704	10,849	11,115	11,543	11,984	12,711	13,104	13,691	14,601	14,490	14,988	16,143	13,961	15,866	16,549	16,830	18,356	14,759	17,791	19,380	21,734	23,076	25,049	25,194	27,973	26,686	22,389	21,296	22,907	24,624	26,776	25,900	28,928	31,982	33,352	35,315	36,166	34,621	38,409	$ 41,530
Inverse Dow 2x Strategy Fund | Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,704	10,849	11,115	11,543	11,984	12,711	13,104	13,691	14,601	14,490	14,988	16,143	13,961	15,866	16,549	16,830	18,356	14,759	17,791	19,380	21,734	23,076	25,049	25,194	27,973	26,686	22,389	21,296	22,907	24,624	26,776	25,900	28,928	31,982	33,352	35,315	36,166	34,621	38,409	$ 41,530
Inverse Dow 2x Strategy Fund | Class H | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,704	10,849	11,115	11,543	11,984	12,711	13,104	13,691	14,601	14,490	14,988	16,143	13,961	15,866	16,549	16,830	18,356	14,759	17,791	19,380	21,734	23,076	25,049	25,194	27,973	26,686	22,389	21,296	22,907	24,624	26,776	25,900	28,928	31,982	33,352	35,315	36,166	34,621	38,409	$ 41,530
NASDAQ-100 2x Strategy Fund | Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,704	10,849	11,115	11,543	11,984	12,711	13,104	13,691	14,601	14,490	14,988	16,143	13,961	15,866	16,549	16,830	18,356	14,759	17,791	19,380	21,734	23,076	25,049	25,194	27,973	26,686	22,389	21,296	22,907	24,624	26,776	25,900	28,928	31,982	33,352	35,315	36,166	34,621	38,409	$ 41,530
NASDAQ-100 2x Strategy Fund | Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,704	10,849	11,115	11,543	11,984	12,711	13,104	13,691	14,601	14,490	14,988	16,143	13,961	15,866	16,549	16,830	18,356	14,759	17,791	19,380	21,734	23,076	25,049	25,194	27,973	26,686	22,389	21,296	22,907	24,624	26,776	25,900	28,928	31,982	33,352	35,315	36,166	34,621	38,409	$ 41,530
NASDAQ-100 2x Strategy Fund | Class H | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,704	10,849	11,115	11,543	11,984	12,711	13,104	13,691	14,601	14,490	14,988	16,143	13,961	15,866	16,549	16,830	18,356	14,759	17,791	19,380	21,734	23,076	25,049	25,194	27,973	26,686	22,389	21,296	22,907	24,624	26,776	25,900	28,928	31,982	33,352	35,315	36,166	34,621	38,409	$ 41,530
Inverse NASDAQ-100 2x Strategy Fund | Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,704	10,849	11,115	11,543	11,984	12,711	13,104	13,691	14,601	14,490	14,988	16,143	13,961	15,866	16,549	16,830	18,356	14,759	17,791	19,380	21,734	23,076	25,049	25,194	27,973	26,686	22,389	21,296	22,907	24,624	26,776	25,900	28,928	31,982	33,352	35,315	36,166	34,621	38,409	$ 41,530
Inverse NASDAQ-100 2x Strategy Fund | Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,704	10,849	11,115	11,543	11,984	12,711	13,104	13,691	14,601	14,490	14,988	16,143	13,961	15,866	16,549	16,830	18,356	14,759	17,791	19,380	21,734	23,076	25,049	25,194	27,973	26,686	22,389	21,296	22,907	24,624	26,776	25,900	28,928	31,982	33,352	35,315	36,166	34,621	38,409	$ 41,530
Inverse NASDAQ-100 2x Strategy Fund | Class H | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,704	10,849	11,115	11,543	11,984	12,711	13,104	13,691	14,601	14,490	14,988	16,143	13,961	15,866	16,549	16,830	18,356	14,759	17,791	19,380	21,734	23,076	25,049	25,194	27,973	26,686	22,389	21,296	22,907	24,624	26,776	25,900	28,928	31,982	33,352	35,315	36,166	34,621	38,409	$ 41,530
Russell 2000 2x Strategy Fund | Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,704	10,849	11,115	11,543	11,984	12,711	13,104	13,691	14,601	14,490	14,988	16,143	13,961	15,866	16,549	16,830	18,356	14,759	17,791	19,380	21,734	23,076	25,049	25,194	27,973	26,686	22,389	21,296	22,907	24,624	26,776	25,900	28,928	31,982	33,352	35,315	36,166	34,621	38,409	$ 41,530
Russell 2000 2x Strategy Fund | Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,704	10,849	11,115	11,543	11,984	12,711	13,104	13,691	14,601	14,490	14,988	16,143	13,961	15,866	16,549	16,830	18,356	14,759	17,791	19,380	21,734	23,076	25,049	25,194	27,973	26,686	22,389	21,296	22,907	24,624	26,776	25,900	28,928	31,982	33,352	35,315	36,166	34,621	38,409	$ 41,530
Russell 2000 2x Strategy Fund | Class H | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,704	10,849	11,115	11,543	11,984	12,711	13,104	13,691	14,601	14,490	14,988	16,143	13,961	15,866	16,549	16,830	18,356	14,759	17,791	19,380	21,734	23,076	25,049	25,194	27,973	26,686	22,389	21,296	22,907	24,624	26,776	25,900	28,928	31,982	33,352	35,315	36,166	34,621	38,409	$ 41,530
Inverse Russell 2000 2x Strategy Fund | Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,704	10,849	11,115	11,543	11,984	12,711	13,104	13,691	14,601	14,490	14,988	16,143	13,961	15,866	16,549	16,830	18,356	14,759	17,791	19,380	21,734	23,076	25,049	25,194	27,973	26,686	22,389	21,296	22,907	24,624	26,776	25,900	28,928	31,982	33,352	35,315	36,166	34,621	38,409	$ 41,530
Inverse Russell 2000 2x Strategy Fund | Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,704	10,849	11,115	11,543	11,984	12,711	13,104	13,691	14,601	14,490	14,988	16,143	13,961	15,866	16,549	16,830	18,356	14,759	17,791	19,380	21,734	23,076	25,049	25,194	27,973	26,686	22,389	21,296	22,907	24,624	26,776	25,900	28,928	31,982	33,352	35,315	36,166	34,621	38,409	$ 41,530
Inverse Russell 2000 2x Strategy Fund | Class H | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,704	10,849	11,115	11,543	11,984	12,711	13,104	13,691	14,601	14,490	14,988	16,143	13,961	15,866	16,549	16,830	18,356	14,759	17,791	19,380	21,734	23,076	25,049	25,194	27,973	26,686	22,389	21,296	22,907	24,624	26,776	25,900	28,928	31,982	33,352	35,315	36,166	34,621	38,409	$ 41,530
S&P 500 2x Strategy Fund | Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,704	10,849	11,115	11,543	11,984	12,711	13,104	13,691	14,601	14,490	14,988	16,143	13,961	15,866	16,549	16,830	18,356	14,759	17,791	19,380	21,734	23,076	25,049	25,194	27,973	26,686	22,389	21,296	22,907	24,624	26,776	25,900	28,928	31,982	33,352	35,315	36,166	34,621	38,409	$ 41,530
S&P 500 2x Strategy Fund | Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,704	10,849	11,115	11,543	11,984	12,711	13,104	13,691	14,601	14,490	14,988	16,143	13,961	15,866	16,549	16,830	18,356	14,759	17,791	19,380	21,734	23,076	25,049	25,194	27,973	26,686	22,389	21,296	22,907	24,624	26,776	25,900	28,928	31,982	33,352	35,315	36,166	34,621	38,409	$ 41,530
S&P 500 2x Strategy Fund | Class H | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,704	10,849	11,115	11,543	11,984	12,711	13,104	13,691	14,601	14,490	14,988	16,143	13,961	15,866	16,549	16,830	18,356	14,759	17,791	19,380	21,734	23,076	25,049	25,194	27,973	26,686	22,389	21,296	22,907	24,624	26,776	25,900	28,928	31,982	33,352	35,315	36,166	34,621	38,409	$ 41,530
Inverse S&P 500 2x Strategy Fund | Class A | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,704	10,849	11,115	11,543	11,984	12,711	13,104	13,691	14,601	14,490	14,988	16,143	13,961	15,866	16,549	16,830	18,356	14,759	17,791	19,380	21,734	23,076	25,049	25,194	27,973	26,686	22,389	21,296	22,907	24,624	26,776	25,900	28,928	31,982	33,352	35,315	36,166	34,621	38,409	$ 41,530
Inverse S&P 500 2x Strategy Fund | Class C | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,704	10,849	11,115	11,543	11,984	12,711	13,104	13,691	14,601	14,490	14,988	16,143	13,961	15,866	16,549	16,830	18,356	14,759	17,791	19,380	21,734	23,076	25,049	25,194	27,973	26,686	22,389	21,296	22,907	24,624	26,776	25,900	28,928	31,982	33,352	35,315	36,166	34,621	38,409	$ 41,530
Inverse S&P 500 2x Strategy Fund | Class H | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									S&P 500 Index
Accumulated Value	10,000	10,704	10,849	11,115	11,543	11,984	12,711	13,104	13,691	14,601	14,490	14,988	16,143	13,961	15,866	16,549	16,830	18,356	14,759	17,791	19,380	21,734	23,076	25,049	25,194	27,973	26,686	22,389	21,296	22,907	24,624	26,776	25,900	28,928	31,982	33,352	35,315	36,166	34,621	38,409	$ 41,530
Dow 2x Strategy Fund | Class A | Dow Jones Industrial Average Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Dow Jones Industrial Average
Accumulated Value	10,000	10,770	11,007	11,234	11,546	12,546	13,198	13,719	14,485	16,073	15,757	15,956	17,493	15,514	17,346	17,903	18,229	19,445	15,025	17,806	19,269	21,336	23,105	24,278	23,923	25,805	24,747	22,080	20,718	24,035	24,258	25,221	24,691	27,924	29,637	29,262	31,814	32,109	31,830	33,569	$ 35,472
Dow 2x Strategy Fund | Class C | Dow Jones Industrial Average Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Dow Jones Industrial Average
Accumulated Value	10,000	10,770	11,007	11,234	11,546	12,546	13,198	13,719	14,485	16,073	15,757	15,956	17,493	15,514	17,346	17,903	18,229	19,445	15,025	17,806	19,269	21,336	23,105	24,278	23,923	25,805	24,747	22,080	20,718	24,035	24,258	25,221	24,691	27,924	29,637	29,262	31,814	32,109	31,830	33,569	$ 35,472
Dow 2x Strategy Fund | Class H | Dow Jones Industrial Average Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Dow Jones Industrial Average
Accumulated Value	10,000	10,770	11,007	11,234	11,546	12,546	13,198	13,719	14,485	16,073	15,757	15,956	17,493	15,514	17,346	17,903	18,229	19,445	15,025	17,806	19,269	21,336	23,105	24,278	23,923	25,805	24,747	22,080	20,718	24,035	24,258	25,221	24,691	27,924	29,637	29,262	31,814	32,109	31,830	33,569	$ 35,472
Inverse Dow 2x Strategy Fund | Class A | Dow Jones Industrial Average Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Dow Jones Industrial Average
Accumulated Value	10,000	10,770	11,007	11,234	11,546	12,546	13,198	13,719	14,485	16,073	15,757	15,956	17,493	15,514	17,346	17,903	18,229	19,445	15,025	17,806	19,269	21,336	23,105	24,278	23,923	25,805	24,747	22,080	20,718	24,035	24,258	25,221	24,691	27,924	29,637	29,262	31,814	32,109	31,830	33,569	$ 35,472
Inverse Dow 2x Strategy Fund | Class C | Dow Jones Industrial Average Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Dow Jones Industrial Average
Accumulated Value	10,000	10,770	11,007	11,234	11,546	12,546	13,198	13,719	14,485	16,073	15,757	15,956	17,493	15,514	17,346	17,903	18,229	19,445	15,025	17,806	19,269	21,336	23,105	24,278	23,923	25,805	24,747	22,080	20,718	24,035	24,258	25,221	24,691	27,924	29,637	29,262	31,814	32,109	31,830	33,569	$ 35,472
Inverse Dow 2x Strategy Fund | Class H | Dow Jones Industrial Average Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Dow Jones Industrial Average
Accumulated Value	10,000	10,770	11,007	11,234	11,546	12,546	13,198	13,719	14,485	16,073	15,757	15,956	17,493	15,514	17,346	17,903	18,229	19,445	15,025	17,806	19,269	21,336	23,105	24,278	23,923	25,805	24,747	22,080	20,718	24,035	24,258	25,221	24,691	27,924	29,637	29,262	31,814	32,109	31,830	33,569	$ 35,472
NASDAQ-100 2x Strategy Fund | Class A | NASDAQ-100 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									NASDAQ-100 Index
Accumulated Value	10,000	11,021	10,794	10,671	11,813	11,822	13,252	13,807	14,658	15,723	16,218	17,397	18,896	15,728	18,385	19,166	19,413	21,935	19,677	25,640	28,876	32,655	33,230	37,012	37,417	41,637	37,929	29,470	28,167	28,154	34,002	39,234	38,112	43,675	47,484	51,306	52,395	54,980	50,541	59,568	$ 64,933
NASDAQ-100 2x Strategy Fund | Class C | NASDAQ-100 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									NASDAQ-100 Index
Accumulated Value	10,000	11,021	10,794	10,671	11,813	11,822	13,252	13,807	14,658	15,723	16,218	17,397	18,896	15,728	18,385	19,166	19,413	21,935	19,677	25,640	28,876	32,655	33,230	37,012	37,417	41,637	37,929	29,470	28,167	28,154	34,002	39,234	38,112	43,675	47,484	51,306	52,395	54,980	50,541	59,568	$ 64,933
NASDAQ-100 2x Strategy Fund | Class H | NASDAQ-100 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									NASDAQ-100 Index
Accumulated Value	10,000	11,021	10,794	10,671	11,813	11,822	13,252	13,807	14,658	15,723	16,218	17,397	18,896	15,728	18,385	19,166	19,413	21,935	19,677	25,640	28,876	32,655	33,230	37,012	37,417	41,637	37,929	29,470	28,167	28,154	34,002	39,234	38,112	43,675	47,484	51,306	52,395	54,980	50,541	59,568	$ 64,933
Inverse NASDAQ-100 2x Strategy Fund | Class A | NASDAQ-100 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									NASDAQ-100 Index
Accumulated Value	10,000	11,021	10,794	10,671	11,813	11,822	13,252	13,807	14,658	15,723	16,218	17,397	18,896	15,728	18,385	19,166	19,413	21,935	19,677	25,640	28,876	32,655	33,230	37,012	37,417	41,637	37,929	29,470	28,167	28,154	34,002	39,234	38,112	43,675	47,484	51,306	52,395	54,980	50,541	59,568	$ 64,933
Inverse NASDAQ-100 2x Strategy Fund | Class C | NASDAQ-100 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									NASDAQ-100 Index
Accumulated Value	10,000	11,021	10,794	10,671	11,813	11,822	13,252	13,807	14,658	15,723	16,218	17,397	18,896	15,728	18,385	19,166	19,413	21,935	19,677	25,640	28,876	32,655	33,230	37,012	37,417	41,637	37,929	29,470	28,167	28,154	34,002	39,234	38,112	43,675	47,484	51,306	52,395	54,980	50,541	59,568	$ 64,933
Inverse NASDAQ-100 2x Strategy Fund | Class H | NASDAQ-100 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									NASDAQ-100 Index
Accumulated Value	10,000	11,021	10,794	10,671	11,813	11,822	13,252	13,807	14,658	15,723	16,218	17,397	18,896	15,728	18,385	19,166	19,413	21,935	19,677	25,640	28,876	32,655	33,230	37,012	37,417	41,637	37,929	29,470	28,167	28,154	34,002	39,234	38,112	43,675	47,484	51,306	52,395	54,980	50,541	59,568	$ 64,933
Russell 2000 2x Strategy Fund | Class A | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 2000 Index
Accumulated Value	10,000	10,504	10,789	11,198	12,211	13,289	13,617	13,952	14,743	15,236	15,223	16,403	16,990	13,558	15,535	15,860	15,480	17,018	11,808	14,810	15,540	20,415	23,008	23,995	22,949	23,440	21,676	17,949	17,557	18,650	19,161	20,158	19,124	21,807	22,937	22,185	24,242	24,323	22,018	23,889	$ 26,850
Russell 2000 2x Strategy Fund | Class C | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 2000 Index
Accumulated Value	10,000	10,504	10,789	11,198	12,211	13,289	13,617	13,952	14,743	15,236	15,223	16,403	16,990	13,558	15,535	15,860	15,480	17,018	11,808	14,810	15,540	20,415	23,008	23,995	22,949	23,440	21,676	17,949	17,557	18,650	19,161	20,158	19,124	21,807	22,937	22,185	24,242	24,323	22,018	23,889	$ 26,850
Russell 2000 2x Strategy Fund | Class H | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 2000 Index
Accumulated Value	10,000	10,504	10,789	11,198	12,211	13,289	13,617	13,952	14,743	15,236	15,223	16,403	16,990	13,558	15,535	15,860	15,480	17,018	11,808	14,810	15,540	20,415	23,008	23,995	22,949	23,440	21,676	17,949	17,557	18,650	19,161	20,158	19,124	21,807	22,937	22,185	24,242	24,323	22,018	23,889	$ 26,850
Inverse Russell 2000 2x Strategy Fund | Class A | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 2000 Index
Accumulated Value	10,000	10,504	10,789	11,198	12,211	13,289	13,617	13,952	14,743	15,236	15,223	16,403	16,990	13,558	15,535	15,860	15,480	17,018	11,808	14,810	15,540	20,415	23,008	23,995	22,949	23,440	21,676	17,949	17,557	18,650	19,161	20,158	19,124	21,807	22,937	22,185	24,242	24,323	22,018	23,889	$ 26,850
Inverse Russell 2000 2x Strategy Fund | Class C | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 2000 Index
Accumulated Value	10,000	10,504	10,789	11,198	12,211	13,289	13,617	13,952	14,743	15,236	15,223	16,403	16,990	13,558	15,535	15,860	15,480	17,018	11,808	14,810	15,540	20,415	23,008	23,995	22,949	23,440	21,676	17,949	17,557	18,650	19,161	20,158	19,124	21,807	22,937	22,185	24,242	24,323	22,018	23,889	$ 26,850
Inverse Russell 2000 2x Strategy Fund | Class H | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																									Russell 2000 Index
Accumulated Value	$ 10,000	$ 10,504	$ 10,789	$ 11,198	$ 12,211	$ 13,289	$ 13,617	$ 13,952	$ 14,743	$ 15,236	$ 15,223	$ 16,403	$ 16,990	$ 13,558	$ 15,535	$ 15,860	$ 15,480	$ 17,018	$ 11,808	$ 14,810	$ 15,540	$ 20,415	$ 23,008	$ 23,995	$ 22,949	$ 23,440	$ 21,676	$ 17,949	$ 17,557	$ 18,650	$ 19,161	$ 20,158	$ 19,124	$ 21,807	$ 22,937	$ 22,185	$ 24,242	$ 24,323	$ 22,018	$ 23,889	$ 26,850